SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 5,058	$ 5,059	$ 15,104	$ 14,884
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,432	2,489	7,345	7,222
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,176	2,071	6,317	6,174
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	450	499	1,442	1,488
Segment Geographical Groups Of Countries Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,124	1,137	3,240	2,997
Segment Geographical Groups Of Countries Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,533	1,508	4,482	4,485
Segment Geographical Groups Of Countries Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3	66	104	192
Segment Geographical Groups Of Countries Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	757	784	2,389	2,460
Segment Geographical Groups Of Countries Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	467	460	1,450	1,351
Segment Geographical Groups Of Countries Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	184	194	597	578
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	551	568	1,716	1,765
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	176	103	385	338
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 263	$ 239	$ 741	$ 718